Interim Condensed Consolidated Balance Sheets - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 5,999		$ 7,564		$ 6,071
Short term bank deposits	688		2,802		8,195
Restricted cash					76
Other receivables and prepaid expenses	3,270		3,059		1,698
Total current assets	9,957		13,425		16,040
Non-current assets
Long term prepaid expenses	123		211		385
Property and equipment, net	158		176		250
Operating lease right-of-use assets					289
Total non-current assets	281		387		924
Total assets	10,238		13,812		16,964
Current liabilities
Trade payables	257		485		633
Accrued expenses	493		337	[1]	1,536	[1]
Employees and related expenses	803		656	[2]	934	[2]
Operating lease liabilities					115
Total current liabilities	1,553		1,478		3,218
Non-current liabilities
Non-current operating lease liabilities					209
Total non-current liabilities					209
Commitments and contingent liabilities
Total liabilities	1,553		1,478		3,427
Shareholders’ equity (*)
Ordinary share value		[3]		[4]		[4]
Additional paid in capital	124,241	[3]	123,952	[3]	116,160
Accumulated deficit	(115,556)	[3]	(111,618)	[3]	(102,623)
Total shareholders’ equity	8,685	[3]	12,334	[3]	13,537
Total liabilities and shareholders’ equity	$ 10,238	[3]	$ 13,812	[3]	$ 16,964

[1]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[3]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.
[4]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.